Supplement Dated April 17, 2009

To the Prospectus Dated December 29, 2008

for the

WisdomTree Dreyfus Currency Funds

The following information supplements, and should be read in conjunction with, the Prospectus and Statement of Information for the Funds.

Each of the WisdomTree Dreyfus Currency Funds listed below will modify its stated investment objectives on or about July 1, 2009. Each Fund’s new investment objective will be to seek to achieve total returns reflective of both money market rates in the applicable country available to foreign investors and changes in value of that country’s currency relative to the U.S. dollar

The change is not intended to have a material effect on the day-to-day management of the Funds or the Funds’ investment strategy. Rather, the change is intended simply to better reflect the Funds’ focus on providing exposure to changes in the value of the respective foreign currency relative to the U.S. dollar.

The new investment objectives for the Funds affected are listed below:

Fund	New Investment Objective
WisdomTree Dreyfus Indian Rupee Fund (Ticker Symbol: ICN)	To seek to achieve total returns reflective of both money market rates in India available to foreign investors and changes in value of the Indian Rupee relative to the U.S. dollar
WisdomTree Dreyfus Brazilian Real Fund (Ticker Symbol: BZF)	To seek to achieve total returns reflective of both money market rates in Brazil available to foreign investors and changes in value of the Brazilian Real relative to the U.S. dollar
WisdomTree Dreyfus Chinese Yuan Fund (Ticker Symbol: CYB)	To seek to achieve total returns reflective of both money market rates in China available to foreign investors and changes in value of the Chinese Yuan relative to the U.S. dollar
WisdomTree Dreyfus New Zealand Dollar Fund (Ticker Symbol: BNZ)	To seek to achieve total returns reflective of both money market rates in New Zealand available to foreign investors and changes in value of the New Zealand Dollar relative to the U.S. dollar
WisdomTree Dreyfus South African Rand Fund (Ticker Symbol: SZR)	To seek to achieve total returns reflective of both money market rates in South Africa available to foreign investors and changes in value of the South African Rand relative to the U.S. dollar

Additional information about the Funds and the other WisdomTree ETFs is available at www.wisdomtree.com.

Supplement Dated April 17, 2009

To the Prospectus Dated December 29, 2008

for the

WisdomTree Dreyfus Indian Rupee Fund

The following information supplements, and should be read in conjunction with, the Prospectus and Statement of Information for the Fund.

The WisdomTree Dreyfus Indian Rupee Fund (Ticker Symbol: ICN) will modify its stated investment objective on or about July 1, 2009. The Fund’s new investment objective will be to seek to achieve total returns reflective of both money market rates in India available to foreign investors and changes in value of the Indian Rupee relative to the U.S. dollar.

The change is not intended to have a material effect on the day-to-day management of the Fund or the Fund’s investment strategy. Rather, the change is intended simply to better reflect the Fund’s focus on providing exposure to changes in the value of the Indian Rupee relative to the U.S. dollar.

Additional information about the Fund and the other WisdomTree ETFs is available at www.wisdomtree.com.

WIS-SPA001-0409

Supplement Dated April 17, 2009

To the Prospectus Dated December 29, 2008

for the

WisdomTree Dreyfus Brazilian Real Fund

The following information supplements, and should be read in conjunction with, the Prospectus and Statement of Information for the Fund.

The WisdomTree Dreyfus Brazilian Real Fund (Ticker Symbol: BZF) will modify its stated investment objective on or about July 1, 2009. The Fund’s new investment objective will be to seek to achieve total returns reflective of both money market rates in Brazil available to foreign investors and changes in value of the Brazilian Real relative to the U.S. dollar.

The change is not intended to have a material effect on the day-to-day management of the Fund or the Fund’s investment strategy. Rather, the change is intended simply to better reflect the Fund’s focus on providing exposure to changes in the value of the Brazilian Real relative to the U.S. dollar.

Additional information about the Fund and the other WisdomTree ETFs is available at www.wisdomtree.com.

WIS-SPB001-0409

Supplement Dated April 17, 2009

To the Prospectus Dated December 29, 2008

for the

WisdomTree Dreyfus Chinese Yuan Fund

The following information supplements, and should be read in conjunction with, the Prospectus and Statement of Information for the Fund.

The WisdomTree Dreyfus Chinese Yuan Fund (Ticker Symbol: CYB) will modify its stated investment objective on or about July 1, 2009. The Fund’s new investment objective will be to seek to achieve total returns reflective of both money market rates in China available to foreign investors and changes in value of the Chinese Yuan relative to the U.S. dollar.

The change is not intended to have a material effect on the day-to-day management of the Fund or the Fund’s investment strategy. Rather, the change is intended simply to better reflect the Fund’s focus on providing exposure to changes in the value of the Chinese Yuan relative to the U.S. dollar.

Additional information about the Fund and the other WisdomTree ETFs is available at www.wisdomtree.com.

WIS-SPC001-0409

Supplement Dated April 17, 2009

To the Prospectus Dated December 29, 2008

for the

WisdomTree Dreyfus New Zealand Dollar Fund

The following information supplements, and should be read in conjunction with, the Prospectus and Statement of Information for the Fund.

The WisdomTree Dreyfus New Zealand Dollar Fund (Ticker Symbol: BNZ) will modify its stated investment objective on or about July 1, 2009. The Fund’s new investment objective will be to seek to achieve total returns reflective of both money market rates in New Zealand available to foreign investors and changes in value of the New Zealand Dollar relative to the U.S. dollar.

The change is not intended to have a material effect on the day-to-day management of the Fund or the Fund’s investment strategy. Rather, the change is intended simply to better reflect the Fund’s focus on providing exposure to changes in the value of the New Zealand Dollar relative to the U.S. dollar.

Additional information about the Fund and the other WisdomTree ETFs is available at www.wisdomtree.com.

WIS-SPD001-0409

Supplement Dated April 17, 2009

To the Prospectus Dated December 29, 2008

for the

WisdomTree Dreyfus South African Rand Fund

The following information supplements, and should be read in conjunction with, the Prospectus and Statement of Information for the Fund.

The WisdomTree Dreyfus South African Rand Fund (Ticker Symbol: SZR) will modify its stated investment objective on or about July 1, 2009. The Fund’s new investment objective will be to seek to achieve total returns reflective of both money market rates in South Africa available to foreign investors and changes in value of the South African Rand relative to the U.S. dollar.

The change is not intended to have a material effect on the day-to-day management of the Fund or the Fund’s investment strategy. Rather, the change is intended simply to better reflect the Fund’s focus on providing exposure to changes in the value of the South African Rand relative to the U.S. dollar.

Additional information about the Fund and the other WisdomTree ETFs is available at www.wisdomtree.com.

WIS-SPE001-0409